Equity and Share-Based Compensation - Assumption and Grant Date Fair Values for Options Granted (Detail) - $ / shares	9 Months Ended	12 Months Ended
	Oct. 31, 2020	Feb. 01, 2020	Feb. 02, 2019	Feb. 03, 2018
New Academy Holding Company, LLC
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life in years		6 years 2 months 12 days	6 years 2 months 12 days	6 years 2 months 12 days
Expected volatility		52.00%
Expected volatility, minimum			50.00%	52.00%
Expected volatility, maximum			55.00%	57.00%
Weighted-average volatility		52.00%	54.10%	53.10%
Risk-free interest rate, minimum		1.40%	2.60%	1.80%
Risk-free interest rate, maximum		2.50%	2.90%	2.20%
Dividend yield		0.00%	0.00%	0.00%
Service Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life in years	6 years 2 months 12 days
Expected volatility, minimum	53.00%
Expected volatility, maximum	54.00%
Weighted-average volatility	53.00%
Risk-free interest rate, minimum	0.39%
Risk-free interest rate, maximum	0.76%
Dividend yield	0.00%
Weighted-average grant date fair value	$ 8.48
Service Options | New Academy Holding Company, LLC
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average grant date fair value		$ 2.75	$ 2.85	$ 3.10
Performance Unit Options | New Academy Holding Company, LLC
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average grant date fair value		$ 2.74	$ 2.84	$ 3.11